SONNENSCHEIN NATH & ROSENTHAL LLP
8000 Sears Tower
Chicago, Illinois 60606

Mark Dosier
312.876.7973
mdosier@sonnenschein.com

August 20, 2004

Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

Re:	Preliminary Proxy Statement Filing By MMI Investments, L.P. With Respect to the 2004 Annual Meeting of NDC Health Corporation

Ladies and Gentlemen:

     On behalf of our client, MMI Investments, L.P. (“MMI”), the beneficial owner of 8.3% of the outstanding common stock of NDC Health Corporation (“NDC”), we are filing herewith, pursuant to paragraph 14a-6(a), MMI’s preliminary proxy material – in support of its Stockholder Value Proposal – for NDC’s 2004 Annual Meeting, which is scheduled for October 28, 2004.

     We are also attaching for your information as an appendix to this transmittal letter a copy of a letter that we transmitted on August 18 to the Division of Corporation Finance, raising certain concerns with respect to NDC’s contemplated treatment in its proxy material of MMI’s Stockholder Value Proposal.

     MMI currently intends to release definitive copies of the proxy statement to NDC stockholders commencing September 3, 2004. Accordingly, please address any comments (if possible by e-mail or telephone) on the preliminary proxy material to the undersigned, Mark Dosier, at 8000 Sears Tower, Chicago Illinois 60606; telephone: (312) 876-7973; e-mail: mdosier@Sonnenschein.com.

Very truly yours, SONNENSCHEIN NATH & ROSENTHAL LLP
By:	s/MARK DOSIER

Mark Dosier

APPENDIX TO TRANSMITTAL LETTER

SONNENSCHEIN NATH & ROSENTHAL LLP
8000 Sears Tower
Chicago, Illinois 60606

Dennis N. Newman
312.876.8179
dnnewman@sonnenschein.com

August 18, 2004

VIA FEDERAL EXPRESS

Division of Corporation Finance
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C. 20549

Re:	MMI Investments, L.P. – Proxy Material for NDCHealth Corporation (SEC File No. 001-12392) Annual Meeting (scheduled for October 28, 2004)

Ladies and Gentlemen:

     We represent MMI Investments, L.P., the beneficial owner of more than 8% of the outstanding common stock of NDCHealth Corporation (“NDC”). We are writing to make you aware of our concern – triggered by recent public statements of NDC – that NDC fails to appreciate – or does not intend to comply with – its obligations under the proxy rules with respect to the Stockholder Value Proposal motion1 of which MMI has given timely notice to NDC in compliance with NDC’s advance notice by-law provision and with respect to which MMI intends to solicit proxies pursuant to its own proxy materials expected to be filed with the Commission in the near future.

     MMI’s notice included a written statement that it intends to deliver a proxy statement and form of proxy to holders of at least 50.01% of the Company’s outstanding voting shares at the

[1] The Stockholder Value Proposal motion is as follows:

“RESOLVED, that due to the prolonged poor performance of the stock and the failure to date of Management’s “Eight-Quarter Plan”, the stockholders of NDC Health Corporation (the “Company” or “NDC”) hereby request that the Board of Directors engage a leading investment bank to analyze, and provide a written report to the full Board on, all strategic alternatives available to the Company for maximization of stockholder value, including but not limited to acquisitions, divestitures, recapitalizations and sale to or merger with a third-party.”

Division of Corporation Finance
August 18, 2004

record date for the Meeting.2 Furthermore, MMI intends to include this statement in its proxy materials filed under Rule 14a-6, and to provide NDC with its proxy solicitor’s certification of delivery of MMI’s proxy statement and form of proxy to holders of 50.01% of the shares of NDC’s common stock, immediately after making that solicitation. This will satisfy the provisions of Rule 14a-4(c)(2)(i), (ii) and (iii), as a result of which NDC would not be permitted to exercise discretionary voting authority on MMI’s proposal, regardless of whether NDC includes Rule 14a-4(c)(2) language in its proxy statement.3

     Without the ability to exercise discretionary authority on MMI’s proposal, NDC is required under Rule 14a-4(a)(3) to identify the proposal “clearly and impartially” on its proxy card and required under Rule 14a-4(b)(1) to provide a means on the proxy card whereby the person solicited is afforded an opportunity to “specify by boxes a choice between approval or disapproval of, or abstention” with respect to the proposal.

     In light of the foregoing, MMI was dismayed by the August 9, 2004 statements in NDC’s earnings conference call of Mr. Walter Hoff, Chairman and CEO of NDC, that NDC “is not intending to put [MMI’s proposal] in the proxy. (See enclosed Transcript excerpts, pp. 8-9.) Mr. Hoff’s statement appears to be entirely inconsistent with NDC’s obligations under Rule 14a-4 to carry MMI’s proposal on the NDC proxy card. We particularly wanted to bring this promptly to the Staff’s attention because of the possibility that NDC may mistakenly believe that its intention not to solicit against the proposal (see statement of Mr. Lee Adrean, CFO of NDC, Transcript excerpts, p. 12) somehow relieves it of the obligation to file preliminary proxy material under Rule 14a-6(a). We note that Rule 14a-6 will require NDC to file preliminary proxy material if it satisfies its Rule 14a-4 obligation to include MMI’s proposal on its proxy card (which would therefore “refer” to a “solicitation in opposition,” as those terms are used in Rule 14a-6(a)) unless NDC will “expressly support” (Rule 14a-6(a), Note 3) MMI’s proposal. To date, we have seen no indication that NDC will give such express support.

[2] Under Section 216 of the Delaware General Corporation Law and NDC’s by-laws, approval of MMI’s proposal will require the affirmative vote of the majority of shares present in person or represented by proxy at the meeting and entitled to vote on the subject matter. Although this number cannot be known in advance of the meeting, it cannot be greater than 50.01% of the outstanding shares of NDC Common Stock, which would be sufficient to carry the proposal even if all outstanding shares were present in person or represented by proxy and entitled to vote on the proposal.

[3] MMI initially requested under Rule 14a-8 that NDC carry a proposal similar to its Stockholder Value Proposal, a request that NDC obtained SEC Staff approval to exclude (on the basis that, as MMI had acknowledged in its 14a-8 request, it had not held $2000 worth of NDC Stock for a full year at the 14a-8 notice deadline). As MMI stated in its advance notice to NDC of the Stockholder Value Proposal, it is proposed to be brought before the Meeting directly, not for inclusion in NDC’s proxy materials pursuant to Rule 14a-8. Accordingly, the 14a-4(c)(6) discretionary authority to vote against a proposal omitted from the proxy statement pursuant to 14a-8 is inapplicable to the Stockholder Value Proposal.

Division of Corporation Finance
August 18, 2004

     We thought it was important to bring this matter to your attention promptly,4 given the concern about possible non-compliance with the proxy rules, including possible disenfranchisement of NDC stockholders and possible failure of NDC to file preliminary proxy material for Staff review.

     We would be pleased to be of assistance to you if you so desire; please feel free to call the undersigned or my partner Mark Dosier (312-876-7973).

Sincerely, SONNENSCHEIN NATH & ROSENTHAL LLP
By:	s/DENNIS N. NEWMAN

Dennis N. Newman

cc:	Ms. Karen Garnett (via Federal Express)
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission

Mr. Jerome J. Lande
Vice President
MCM Management, LLC (General Partner of MMI)
152 W. 57th St.
New York, NY 10019

4We previously raised our concerns by letter dated August 12, 2004 (transmitted by e-mail, fax and Federal Express) to Mr. Randolph L.M. Hutto, NDC’s general counsel, requesting appropriate assurance with respect to these concerns by August 16. We have not received such assurance to date.

FINAL TRANSCRIPT

Thomson StreetEvents

NDC-Q4 2004 NDCHealth Earnings Conference Call

Event Date/Time: Aug. 09.2004/5:00PM ET

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FINAL TRANSCRIPT

NDC-Q4 2004 NDCHealth Earnings Conference Call

Bob Willoughby-Banc of America Securities-Analyst

Our second question. Will we say the shareholder proposal
to retain the bankers to explore strategic alternatives in
the proxy, do you know at this point?

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FINAL TRANSCRIPT

NDC-Q4 2004 NDCHealth Earnings Conference Call

Walter Hoff-NDCHealth-Chairman, CEO

No. we’re not intending to put that in the proxy.

Lee Adrean-NDCHealth-CFO

We have been informed by that investor will bring that issue to the floor of the annual meeting and solicit proxies for that purpose.

Walter Hoff-NDCHealth-Chairman, CEO

And I doubt that they intend to solicit against that.

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FINAL TRANSCRIPT

NDC-Q4 2004 NDCHealth Earnings Conference Call

Jerome Landy-Millbrook Capital-Analyst

And the last question, you stated that you’re not going to carry our proposal but you intend to solicit against it. Is that correct?

Walter Hoff-NDCHealth-Chairman, CEO

No. That’s not what I said.

Lee Adrean-NDCHealth-CFO

We do not intend to solicit against it.

Jerome Landy-Millbrook Capital-Analyst

Oh. okay. Thanks very much, I appreciate it.

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©2004 Thomson Financial. Republished with permission. No part of this publication may be reproduced or transmitted in any form or by any means without the prior written consent of Thomson Financial.